Changes in Shutdown Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Balance of reserve at beginning of period		$ 10,763
Restructuring charges	(106)	(21)	24,464	979
Reduce reserve for spare parts utilized		(37)
Balance of reserve at end of period	310	310	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(77)	65	11,679
Purchase obligations payments		(10,385)	(1,006)
Purchase obligations
Restructuring Cost and Reserve [Line Items]
Restructuring charges			90
Purchase obligations payments		$ (31)